Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Operating activities:
Net loss for the period	$ (3,999)	$ (3,416)
Items not affecting cash:
Amortization and depreciation	1,395	1,494
Deferred income taxes	(645)	(216)
Accretion	3	5
Foreign exchange	155	113
Share-based payments	165	823
Items not affecting cash	(2,926)	(1,197)
Amounts receivable	1,274	(62)
Inventory	299	(55)
Unbilled revenue	(400)	(446)
Prepaid expenses	(293)	175
Accounts payable and accrued liabilities	530	242
Sales and income taxes payable and receivable	(249)	635
Deferred revenue	(59)	155
Net cash used in operating activities	(1,824)	(553)
Investing activities:
Purchase of property and equipment	(263)	(136)
Deferred acquisition payment	0	(146)
Sale of QVQ Holdings BV shares	0	85
Net cash used in investing activities	(263)	(197)
Financing activities:
Proceeds on share issuance, net of transaction costs	491	0
Repayment of leases	(394)	(405)
Debenture	2,599	0
Net cash used in financing activities	2,696	(405)
Increase (decrease) in cash during the period	609	(1,155)
Foreign exchange	(154)	(398)
Cash – beginning of the year	3,545	8,366
Cash – end of the year	4,000	6,813
Cash is comprised of:
Cash	3,913	6,729
Restricted cash	87	84
Cash paid for interest	0	0
Cash paid for income tax	$ 0	$ 0